Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

March 21, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Funds (the “Trust”)

(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive prospectuses for Transamerica Balanced, Transamerica Diversified Equity, Transamerica Focus, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Short-Term Bond and Transamerica Small/Mid Cap Value, each dated March 1, 2011, as filed under Rule 497 (c) on February 28, 2011 (SEC Accession No. 0000930413-11-001395).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,

/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

Attachment